Revenue	6 Months Ended
Jun. 30, 2021
Revenue.
Revenue

11. Revenue

In May 2021, the Company entered into an exclusive worldwide license and discovery collaboration for an undisclosed target with Yarrow Biotechnology, Inc. (“Yarrow”). Under the terms of the agreement, ProQR is eligible to receive upfront and milestone payments, and royalties on the net sales of any resulting products. ProQR also received 8% of the shares of Yarrow’s common stock.

In the six month period ended June 30, 2021, revenue amounting to € 243,000 was recognized over time as ProQR progressed towards satisfying its performance obligation under the agreement with Yarrow.